Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,311	$ 1,317
Deferred	(151)	(222)
Total	$ 1,160	$ 1,095